Loans and Borrowings - Narrative (Details) $ / shares in Units, $ in Thousands												1 Months Ended	3 Months Ended	12 Months Ended				24 Months Ended		26 Months Ended	36 Months Ended
	Nov. 04, 2026	Jan. 01, 2024 item	Nov. 04, 2022	Dec. 23, 2021 USD ($) $ / shares shares	Nov. 04, 2021 USD ($)	Oct. 08, 2021 USD ($) shares	Aug. 18, 2021 USD ($)	Aug. 10, 2021	Jul. 15, 2021 USD ($)	Apr. 11, 2021	Nov. 12, 2020 USD ($)	Jun. 30, 2021 USD ($) shares	Mar. 31, 2022 USD ($) shares	Nov. 04, 2024	Nov. 04, 2022	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Nov. 05, 2026	Nov. 04, 2023	Jan. 01, 2024	Nov. 04, 2026
Disclosure of defined benefit plans [line items]
Debt instruments issued				$ 100,000
Debt instrument interest rate				50.00%		50.00%		50.00%
Debt instrument, interest rate stated percentage						104.00%
Proceeds from issuance of notes and warrants													$ 100,000			$ 270,563
Repayments of borrowings, and transaction expenses							$ 32,100
Ordinary share capital													$ 16			16
Debt instrument, payment frequency, term					6 months					6 months
Interest expense on borrowings																1,400	$ 200
Interest payable																2,500	$ 0
Trading Days Adjustment Subject To Customary													20 days
Trading Days With In Period Commencing Adjustment Subject To Customary													30 days
Trading Days At least Period Commencing Adjustment Subject To Customary													18 months
Forecast
Disclosure of defined benefit plans [line items]
Debt instrument, interest rate stated percentage								104.00%
Unsecured Notes due 2026
Disclosure of defined benefit plans [line items]
Debt instruments issued						$ 200,000
Unsecured Notes
Disclosure of defined benefit plans [line items]
Debt instruments issued				$ 100,000	$ 200,000		$ 50,000						$ 4,000			$ 3,400
Debt discount percentage					95.50%		4.00%
Debt instrument, basis rate						6.50%										6.50%
Debt instrument, term						5 years	1 year
Debt instrument, redemption price, percentage						100.00%
Proceeds from issuance of notes and warrants							$ 7,200
Debt instrument, step-up margin, target number of Medicaid Lives to value-based care contracts		100,000																		100,000
Unsecured Notes | Forecast
Disclosure of defined benefit plans [line items]
Debt instrument, interest rate stated percentage	107.00%																				107.00%
Second Note Subscription Agreement
Disclosure of defined benefit plans [line items]
Debt instrument, interest rate stated percentage				100.00%
Debt instrument principal amount				$ 100,000
VNV Loan
Disclosure of defined benefit plans [line items]
Debt instruments issued									$ 15,000
Debt discount percentage							10.00%
Debt instrument interest rate									14.00%
Debt instruments non-cash conversion							$ 8,000
Convertible Loan Note Agreement
Disclosure of defined benefit plans [line items]
Borrowing capacity											$ 200,000
Ordinary share capital											1
Convertible Loan Note Agreement | Tranche 1 Notes
Disclosure of defined benefit plans [line items]
Borrowing capacity											30,000
Convertible Loan Note Agreement | Tranche 2 Notes
Disclosure of defined benefit plans [line items]
Borrowing capacity											70,000
GHE | Tranche 1 Notes
Disclosure of defined benefit plans [line items]
Issue of convertible instruments											$ 30,000
Debt of issuance to redemption or conversion percentage											11.00%
Class A ordinary shares
Disclosure of defined benefit plans [line items]
Number of shares issued (in shares) | shares						1,757,499							334,848			333,925	0
Warrant exercised shares (in shares) | shares						1,757,499
Warrant exercise price per share (in usd per share) | $ / shares				$ 15.00												$ 15.00
Redemption price per share (in usd per share) | $ / shares				$ 15.00
Class A ordinary shares | Second Note Subscription Agreement
Disclosure of defined benefit plans [line items]
Number of shares issued (in shares) | shares				878,750												878,750
Class B ordinary shares
Disclosure of defined benefit plans [line items]
Number of shares issued (in shares) | shares													79,638			79,638	0
C Preference Shares
Disclosure of defined benefit plans [line items]
Debt converted in preference shares (in shares) | shares												41,012,358
C Preference Shares | Tranche 2 Notes
Disclosure of defined benefit plans [line items]
Issue of convertible instruments												$ 70,000
Bottom of range | Forecast
Disclosure of defined benefit plans [line items]
Debt instrument, interest rate stated percentage			104.00%												104.00%
Bottom of range | Unsecured Notes
Disclosure of defined benefit plans [line items]
Capitalized interest rate, percentage																8.00%
Bottom of range | Unsecured Notes | Forecast
Disclosure of defined benefit plans [line items]
Capitalized interest rate, percentage																			8.00%
Bottom of range | Second Note Subscription Agreement
Disclosure of defined benefit plans [line items]
Debt instrument principal amount				$ 75,000
Weighted average. | Unsecured Notes
Disclosure of defined benefit plans [line items]
Capitalized interest rate, percentage																10.00%
Weighted average. | Unsecured Notes | Forecast
Disclosure of defined benefit plans [line items]
Capitalized interest rate, percentage														10.00%
Weighted average. | Second Note Subscription Agreement
Disclosure of defined benefit plans [line items]
Debt instruments issued				75,000
Top of range | Unsecured Notes
Disclosure of defined benefit plans [line items]
Capitalized interest rate, percentage																12.00%
Top of range | Unsecured Notes | Forecast
Disclosure of defined benefit plans [line items]
Capitalized interest rate, percentage																		12.00%
Top of range | Second Note Subscription Agreement
Disclosure of defined benefit plans [line items]
Debt instrument principal amount				$ 100,000